27. Share-based payments (Details 5)	12 Months Ended
Dec. 31, 2019 shares R$ / shares
Stock Option Plan [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning	7,820,512
Options exercised	5,804,249
Options outstanding at ending	7,660,855
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning | R$ / shares	R$ 9.19
Options exercised | R$ / shares	5.23
Options outstanding at ending | R$ / shares	R$ 7.11
Smiles S.A. ("Smiles") [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at ending	975,000
Smiles S.A. ("Smiles") [Member] | Stock Option Plan [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning	1,077,053
Adjustments in estimated prescribed rights	48,947
Options exercised	(151,000)
Options outstanding at ending	975,000
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning | R$ / shares	R$ 50.16
Adjustments in estimated prescribed rights | R$ / shares	26.21
Options exercised | R$ / shares	5.58
Options outstanding at ending | R$ / shares	R$ 48.82